UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Jess S. Morgan & Co., Inc.
Address: 16830 Ventura Blvd., Suite 411

         Encino, CA  91436-1720

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Gary Levenstein
Title:     President, Investment Division
Phone:     818-783-2409

Signature, Place, and Date of Signing:

     Gary Levenstein     Encino, CA     March 24, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     39

Form13F Information Table Value Total:     $103,413 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADOLOR CORP                    COM              00724x102      160    15000 SH       Sole                    15000        0        0
AMERICAN INTL GROUP INC        COM              026874107     3084    49775 SH       Sole                    49775        0        0
AMGEN INC                      COM              031162100     4127    51798 SH       Sole                    51798        0        0
APPLIED MATLS INC              COM              038222105     2814   165945 SH       Sole                   165945        0        0
BROADCOM CORP                  CL A             111320107     3909    83315 SH       Sole                    83315        0        0
CENDANT CORP                   COM              151313103     3543   171660 SH       Sole                   171660        0        0
CHEESECAKE FACTORY INC         COM              163072101     3585   114762 SH       Sole                   114762        0        0
CHRISTOPHER & BANKS CORP       COM              171046105     1607   115849 SH       Sole                   115849        0        0
CISCO SYS INC                  COM              17275R102     2797   156092 SH       Sole                   156092        0        0
CITIGROUP INC                  COM              172967101     2941    64608 SH       Sole                    64608        0        0
COLGATE PALMOLIVE CO           COM              194162103     2953    55944 SH       Sole                    55944        0        0
DELL INC                       COM              24702r101     1978    57825 SH       Sole                    57825        0        0
ELITE PHARMACEUTICALS INC      CL A NEW         28659T200     1523   511218 SH       Sole                   511218        0        0
ENDEAVOUR INTL CORP            COM              29259g101     1596   319200 SH       Sole                   319200        0        0
FAMOUS DAVES AMER INC          COM              307068106     4067   341205 SH       Sole                   341205        0        0
FLEXTRONICS INTL LTD           ORD              Y2573F102     2134   166035 SH       Sole                   166035        0        0
GENERAL ELEC CO                COM              369604103     3432   101940 SH       Sole                   101940        0        0
GILLETTE CO                    COM              375766102     3157    54240 SH       Sole                    54240        0        0
INDIA FD INC                   COM              454089103     4289   107756 SH       Sole                   107756        0        0
ISHARES TR                     DJ US ENERGY     464287796      237     2600 SH       Sole                     2600        0        0
JETBLUE AWYS CORP              COM              477143101     1547    87910 SH       Sole                    87910        0        0
JOHNSON & JOHNSON              COM              478160104     3875    61235 SH       Sole                    61235        0        0
KONA GRILL INC                 COM              50047h201     1841   163625 SH       Sole                   163625        0        0
LINEAR TECHNOLOGY CORP         COM              535678106     2686    71455 SH       Sole                    71455        0        0
MEDTRONIC INC                  COM              585055106     3558    66348 SH       Sole                    66348        0        0
NETWOLVES CORP                 COM              64120V102      454  1226545 SH       Sole                  1226545        0        0
PEPSICO INC                    COM              713448108     2856    50355 SH       Sole                    50355        0        0
PFIZER INC                     COM              717081103     2693   107835 SH       Sole                   107835        0        0
REGAL ENTMT GROUP              CL A             758766109     1350    67350 SH       Sole                    67350        0        0
SOUTHWEST AIRLS CO             COM              844741108     3280   220890 SH       Sole                   220890        0        0
SYSCO CORP                     COM              871829107     2141    68255 SH       Sole                    68255        0        0
TEMPLETON DRAGON FD INC        COM              88018t101     5229   267485 SH       Sole                   267485        0        0
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209     2311    69145 SH       Sole                    69145        0        0
TIME WARNER INC                COM              887317105     2942   162440 SH       Sole                   162440        0        0
TURKISH INVT FD INC            COM              900145103     2431   123350 SH       Sole                   123350        0        0
VISION-SCIENCES INC DEL        COM              927912105     1292   630352 SH       Sole                   630352        0        0
VITAL IMAGES INC               COM              92846N104     4289   192655 SH       Sole                   192655        0        0
XILINX INC                     COM              983919101     2012    72260 SH       Sole                    72260        0        0
ZIMMER HLDGS INC               COM              98956P102     2693    39090 SH       Sole                    39090        0        0